NOTE 14: NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2020
Note 14 Notes Payable
Disclosure of detailed information about notes payable
	2020	2019	2018
	$	$	$
Balance, beginning of period	969,891	760,715	404,370
Issue of notes payable (a)(c)(d)	-	321,935	495,449
Settled in shares (b)(c)(d)	(148,745)	(186,942)	(167,000)
Repayment	(197,862)	-	-
Realized foreign exchange loss (gain)	4,918	(2,267)	-
Unrealized foreign exchange loss (gain)	6,304	(9,171)	-
Accretion expense	13,110	12,337	-
Interest expense	60,745	73,284	27,896
Balance, end of period	708,361	969,891	760,715
Less: Current portion of notes payable	708,361	-	150,271
Non-current portion of notes payable	-	969,891	610,444